                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                           AIM AGGRESSIVE GROWTH FUND

                       Supplement dated February 28, 2006
                    to the Prospectus dated February 28, 2006


The Board of Trustees of AIM Equity Funds ("AEF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM Aggressive Growth Fund ("Aggressive Growth Fund"), a series of AEF, would transfer all of its assets to AIM Constellation Fund ("Constellation Fund"), also a series of AEF. The Plan requires approval by Aggressive Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on February 28, 2006 or an adjournment thereof. If the Plan is approved by shareholders of Aggressive Growth Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of Aggressive Growth Fund will receive a corresponding class of shares of Constellation Fund in exchange for their shares of Aggressive Growth Fund, and Aggressive Growth Fund will cease operations.

It is anticipated that Aggressive Growth Fund will close to new investors during the first quarter or early in the second quarter of 2006.

         CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES OF

                               AIM BLUE CHIP FUND

                       Supplement dated February 28, 2006
                    to the Prospectus dated February 28, 2006


The Board of Trustees of AIM Equity Funds ("AEF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM Blue Chip Fund ("Blue Chip Fund"), a series of AEF, would transfer all of its assets to AIM Large Cap Growth Fund ("Large Cap Growth Fund"), also a series of AEF. The Plan requires approval by Blue Chip Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on February 28, 2006 or an adjournment thereof. If the Plan is approved by shareholders of Blue Chip Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of Blue Chip Fund will receive a corresponding class of shares of Large Cap Growth Fund in exchange for their shares of Blue Chip Fund, and Blue Chip Fund will cease operations.

It is anticipated that Blue Chip Fund will close to new investors during the first quarter or early in the second quarter of 2006.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                             AIM MID CAP GROWTH FUND

                       Supplement dated February 28, 2006
                    to the Prospectus dated February 28, 2006


The Board of Trustees of AIM Equity Funds ("AEF"), unanimously approved, on November 14, 2005, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Mid Cap Growth Fund ("Mid Cap Growth Fund"), a series of AEF, would transfer all of its assets to AIM Dynamics Fund ("Dynamics Fund"), a series of AIM Stock Funds ("ASTF"). The Plan requires approval by Mid Cap Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on February 28, 2006 or an adjournment thereof. If the Plan is approved by shareholders of Mid Cap Growth Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of Mid Cap Growth Fund will receive a corresponding class of shares of Dynamics Fund in exchange for their shares of Mid Cap Growth Fund, and Mid Cap Growth Fund will cease operations.

It is anticipated that Mid Cap Growth Fund will close to new investors during the first quarter or early in the second quarter of 2006.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                               AIM WEINGARTEN FUND

                       Supplement dated February 28, 2006
                    to the Prospectus dated February 28, 2006


The Board of Trustees of AIM Equity Funds ("AEF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM Weingarten Fund ("Weingarten Fund"), a series of AEF, would transfer all of its assets to AIM Constellation Fund ("Constellation Fund"), also a series of AEF. The Plan requires approval by Weingarten Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on February 28, 2006 or an adjournment thereof. If the Plan is approved by shareholders of Weingarten Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of Weingarten Fund will receive a corresponding class of shares of Constellation Fund in exchange for their shares of Weingarten Fund, and Weingarten Fund will cease operations.

It is anticipated that Weingarten Fund will close to new investors during the first quarter or early in the second quarter of 2006.

                          INSTITUTIONAL CLASS SHARES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                          AIM DIVERSIFIED DIVIDEND FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                               AIM WEINGARTEN FUND

                       Supplement dated February 28, 2006
                    to the Prospectus dated February 28, 2006


The following information is with respect to AIM Aggressive Growth Fund:

The Board of Trustees of AIM Equity Funds ("AEF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM Aggressive Growth Fund ("Aggressive Growth Fund"), a series of AEF, would transfer all of its assets to AIM Constellation Fund ("Constellation Fund"), also a series of AEF. The Plan requires approval by Aggressive Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on February 28, 2006 or an adjournment thereof. If the Plan is approved by shareholders of Aggressive Growth Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of Aggressive Growth Fund will receive a corresponding class of shares of Constellation Fund in exchange for their shares of Aggressive Growth Fund, and Aggressive Growth Fund will cease operations.

It is anticipated that Aggressive Growth Fund will close to new investors during the first quarter or early in the second quarter of 2006.


The following information is with respect to AIM Blue Chip Fund:

The Board of Trustees of AIM Equity Funds ("AEF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM Blue Chip Fund ("Blue Chip Fund"), a series of AEF, would transfer all of its assets to AIM Large Cap Growth Fund ("Large Cap Growth Fund"), also a series of AEF. The Plan requires approval by Blue Chip Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on February 28, 2006 or an adjournment thereof. If the Plan is approved by shareholders of Blue Chip Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of Blue Chip Fund will receive a corresponding class of shares of Large Cap Growth Fund in exchange for their shares of Blue Chip Fund, and Blue Chip Fund will cease operations.

It is anticipated that Blue Chip Fund will close to new investors during the first quarter or early in the second quarter of 2006.

The following information is with respect to AIM Mid Cap Growth Fund:

The Board of Trustees of AIM Equity Funds ("AEF"), unanimously approved, on November 14, 2005, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Mid Cap Growth Fund ("Mid Cap Growth Fund"), a series of AEF, would transfer all of its assets to AIM Dynamics Fund ("Dynamics Fund"), a series of AIM Stock Funds ("ASTF"). The Plan requires approval by Mid Cap Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on February 28, 2006 or an adjournment thereof. If the Plan is approved by shareholders of Mid Cap Growth Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of Mid Cap Growth Fund will receive a corresponding class of shares of Dynamics Fund in exchange for their shares of Mid Cap Growth Fund, and Mid Cap Growth Fund will cease operations.

It is anticipated that Mid Cap Growth Fund will close to new investors during the first quarter or early in the second quarter of 2006.


The following information is with respect to AIM Weingarten Fund:

The Board of Trustees of AIM Equity Funds ("AEF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM Weingarten Fund ("Weingarten Fund"), a series of AEF, would transfer all of its assets to AIM Constellation Fund ("Constellation Fund"), also a series of AEF. The Plan requires approval by Weingarten Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on February 28, 2006 or an adjournment thereof. If the Plan is approved by shareholders of Weingarten Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of Weingarten Fund will receive a corresponding class of shares of Constellation Fund in exchange for their shares of Weingarten Fund, and Weingarten Fund will cease operations.

It is anticipated that Weingarten Fund will close to new investors during the first quarter or early in the second quarter of 2006.